PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Depreciation expense	$ 25,331	$ 31,668
Capitalized property	$ 1,000
Minimum [Member]
Useful life	3 years
Maximum [Member]
Useful life	7 years